Cover	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	001-40652
Entity Registrant Name	INDAPTUS THERAPEUTICS, INC.
Entity Central Index Key	0001857044
Entity Tax Identification Number	86-3158720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle 15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	427-2727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false